Stockholders’ Equity - Schedule of Grant Date Using a Black-Scholes Option Pricing Model (Details)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Dividend rate [Member]
Schedule of Grant Date Using a Black-Scholes Option Pricing Model [Line Items]
Dividend rate
Term (in years) [Member] | Minimum [Member]
Schedule of Grant Date Using a Black-Scholes Option Pricing Model [Line Items]
Term (in years)	3 years	3 years
Term (in years) [Member] | Maximum [Member]
Schedule of Grant Date Using a Black-Scholes Option Pricing Model [Line Items]
Term (in years)	6 years	6 years
Volatility [Member] | Minimum [Member]
Schedule of Grant Date Using a Black-Scholes Option Pricing Model [Line Items]
Volatility	168.90%	68.80%
Volatility [Member] | Maximum [Member]
Schedule of Grant Date Using a Black-Scholes Option Pricing Model [Line Items]
Volatility	184.60%	71.60%
Risk—free interest rate [Member] | Minimum [Member]
Schedule of Grant Date Using a Black-Scholes Option Pricing Model [Line Items]
Risk—free interest rate	4.07%	3.95%
Risk—free interest rate [Member] | Maximum [Member]
Schedule of Grant Date Using a Black-Scholes Option Pricing Model [Line Items]
Risk—free interest rate	4.56%	4.00%